Shareholder Report, Line Graph (Details) 198974_Medalist Partners MBS Total Return Fund_Investor Share Class_TSR Annual {Investor Share Class} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Investor Share Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Share Class
Accumulated Value	$ 12,911	$ 11,102	$ 10,080	$ 11,743	$ 10,728	$ 11,820	$ 11,345	$ 10,917	$ 10,267	$ 10,000	$ 13,975
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,521	10,780	10,654	12,224	12,366	11,527	10,404	10,546	10,217	10,000	$ 12,178
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 10,961	$ 10,212	$ 10,186	$ 11,509	$ 11,595	$ 11,156	$ 10,331	$ 10,382	$ 10,164	$ 10,000	$ 11,680